Stock Option Agreements and Transactions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expected dividend yield	0.00%	0.00%
Expected stock price volatility		100.00%
Minimum [Member]
Expected stock price volatility	100.00%
Expected life of options	1 year 3 months	1 year 9 months
Risk-free interest rate	0.16%	0.17%
Maximum [Member]
Expected stock price volatility	140.00%
Expected life of options	5 years 3 months	3 years 3 days
Risk-free interest rate	0.64%	1.40%